Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Deferred tax asset
Provision for credit losses	$ 384,222	$ 252,592
Net operating loss carried forward	11,752	0
Provision for inventory obsolescence	2,152	2,070
Lease liabilities	46,442	15,982
Estimated warranty liabilities	18,024	1,447
Deferred tax liability
Right-of-use assets	(51,415)	(23,183)
Totals	$ 411,177	$ 248,908